Employee Benefit Plans	12 Months Ended
Mar. 31, 2025
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 12 — EMPLOYEE BENEFIT PLANS

Hong Kong

The Company has a defined contribution pension scheme for its qualifying employees. The scheme assets are held under a provident fund managed by an independent fund manager. The Company and its employees are each required to make contributions to the scheme calculated at 5% of the employees’ basic salaries on monthly basis.